Document and Entity Information	Aug. 16, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 16, 2022
Entity File Number	000-52985
Entity Registrant Name	SANUWAVE Health, Inc.
Entity Central Index Key	0001417663
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	20-1176000
Entity Address, Address Line One	3360 MARTIN FARM RD
Entity Address, Address Line Two	SUITE 100
Entity Address, City or Town	SUWANEE
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30024
City Area Code	770
Local Phone Number	419-7525
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false